UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois		60181
(Address of principal executive offices)		(Zip code)

Susan A. Pickar, President and Chief Executive Officer 2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

COPY TO: Joseph M. Mannon Vedder Price P.C. 222 N. LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

March 31, 2015

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS — 100.0%
$15,000,000	Goldman Sachs & Co. To be repurchased at $15,000,063 (collateralized by $23,912,291 par amount of Federal Home Loan Mortgage Corporation, Federal National Mortgage Backed Securities and Gold Participating Certificates, 2.11% to 5.00%; due 08/01/2026 to 02/01/2044; Total Fair Value $15,450,000)	0.15%	04/01/15	$15,000,000
19,577,000	HSBC Securities (USA), Inc. To be repurchased at $19,577,054 (collateralized by $14,165,000 par amount of a U.S. Treasury Bond, 4.75%; due 02/15/2037; Total Fair Value $19,973,690)	0.10%	04/01/15	19,577,000
22,000,000	Morgan Stanley Co., LLC To be repurchased at $22,000,073 (collateralized by $25,510,589 par amount of a Federal National Mortgage Backed Security, Government National Mortgage Association and a Tennessee Valley Interest Component, 0.00% to 10.00%; due 10/20/2017 to 03/20/2045; Total Fair Value $22,440,000)	0.12%	04/01/15	22,000,000
22,000,000	RBC Capital Markets, LLC To be repurchased at $22,000,073 (collateralized by $86,044,858 par amount of Federal National Mortgage Backed Securities, Gold Participating Certificates and Government National Mortgage Association, 2.28% to 5.00%; due 07/01/2028 to 02/20/2045; Total Fair Value $22,611,446)	0.12%	04/01/15	22,000,000
1,000,000	TD Securities (USA), LLC To be repurchased at $1,000,004 (collateralized by $4,956,360 par amount of a Federal National Mortgage Backed Security and a Gold Participating Certificate, 2.50% and 5.50%; due 09/01/2027 and 01/01/2028; Total Fair Value $1,030,000)	0.13%	04/01/15	1,000,000
23,000,000	TD Securities (USA), LLC To be repurchased at $23,000,070 (collateralized by $23,352,500 par amount of U.S. Treasury Notes, 0.25% to 2.38%; due 12/15/2015 to 12/31/2020; Total Fair Value $23,480,035)	0.11%	04/01/15	23,000,000

	Total Repurchase Agreements
	(Cost $102,577,000)			102,577,000

See accompanying notes to Schedule of Investments

Amortized Cost
Total Investments — 100.0% (Cost $102,577,000) *	$102,577,000

Liabilities in excess of Other Assets — (0.0%)	(26,868)

Net Assets — 100.0%	$102,550,132

Net Asset Value Per Participation Certificate	$1.00

*                 Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2015

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
AGENCY OBLIGATIONS — 1.8%
$10,000,000	Federal Home Loan Bank (1)	0.06%	05/01/15	$9,999,542

	Total Agency Obligations (Cost $9,999,542)			9,999,542

BANK OBLIGATIONS — 33.2%

CERTIFICATES OF DEPOSIT — 4.6%
7,000,000	BMO Harris Bank NA (2)	0.28%	08/27/15	7,000,000
10,000,000	Citibank NA	0.29%	07/06/15	10,000,000
8,000,000	State Street Bank and Trust Co. (2)	0.31%	10/01/15	8,000,000
				25,000,000
YANKEE CERTIFICATES OF DEPOSIT — 28.6%
9,000,000	Bank of Montreal, Chicago (2)	0.25%	07/16/15	9,000,000
8,000,000	Bank of Nova Scotia, Houston (2)	0.26%	10/07/15	8,000,000
9,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd., New York	0.30%	07/09/15	9,000,000
7,000,000	BNP Paribas SA, New York	0.25%	05/18/15	7,000,000
4,000,000	Credit Industriel ET Commercial, New York	0.30%	04/16/15	4,000,000
8,000,000	Credit Industriel ET Commercial, New York	0.38%	08/03/15	8,000,000
13,000,000	DNB Bank ASA, New York	0.05%	04/07/15	13,000,000
10,000,000	Mitsubishi UFJ Trust and Banking Corp., New York (2)	0.32%	09/11/15	10,000,000
8,000,000	National Australia Bank Ltd., New York (2)	0.24%	07/10/15	8,000,000
5,000,000	National Bank of Canada, New York (2)	0.28%	09/18/15	5,000,000
6,000,000	National Bank of Canada, New York (2)	0.31%	12/24/15	6,000,000
12,000,000	Norinchukin Bank, New York	0.25%	06/15/15	12,000,000
6,000,000	Rabobank Nederland NV, New York (2)	0.31%	09/16/15	6,000,000
4,000,000	Sumitomo Mitsui Banking Corp., New York	0.28%	06/29/15	4,000,000
12,000,000	Sumitomo Mitsui Banking Corp., New York	0.31%	07/01/15	12,000,000
12,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.25%	04/20/15	12,000,000
5,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.30%	07/20/15	5,000,000
8,000,000	Svenska Handelsbanken, New York	0.22%	04/06/15	8,000,161
6,500,000	Toronto Dominion Bank, New York	0.30%	07/15/15	6,499,997
5,000,000	Toronto Dominion Bank, New York (2)	0.24%	10/06/15	5,000,000
				157,500,158
	Total Bank Obligations (Cost $182,500,158)			182,500,158

CORPORATE DEBT — 42.7%

COMMERCIAL PAPER — 42.7%

ASSET BACKED SECURITIES — 24.2%
13,000,000	Alpine Securitization Corp. (1)(3)	0.12%	04/02/15	12,999,957
6,000,000	Antalis US Funding Corp. (1)(3)	0.13%	04/02/15	5,999,978
12,000,000	Antalis US Funding Corp. (1)(3)	0.12%	04/07/15	11,999,760
5,000,000	Bedford Row Funding Corp. (2)(3)	0.30%	11/20/15	5,000,000
7,000,000	Chariot Funding LLC (1)(3)	0.26%	08/13/15	6,993,226

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
CORPORATE DEBT (continued)

COMMERCIAL PAPER (continued)

ASSET BACKED SECURITIES (continued)
$8,000,000	Ciesco LLC (1)	0.28%	08/06/15	$7,992,098
8,000,000	Ciesco LLC (1)	0.28%	08/18/15	7,991,351
7,000,000	Collateralized CP Co., LLC (1)	0.30%	06/03/15	6,996,325
10,000,000	CRC Funding LLC (1)	0.31%	09/21/15	9,985,103
14,000,000	Nieuw Amsterdam Receivables Corp. (1)(3)	0.30%	08/04/15	13,985,417
12,000,000	Old Line Funding LLC (1)(3)	0.28%	09/01/15	11,985,720
22,000,000	Victory Receivables Corp. (1)(3)	0.11%	04/01/15	22,000,000
9,000,000	Working Capital Management Co. (1)(3)	0.13%	04/08/15	8,999,772
				132,928,707
FINANCIAL COMPANIES — 18.5%
20,000,000	Caisse Centrale Desjardins Du Quebec (1)(3)	0.12%	04/01/15	20,000,000
10,000,000	Commonwealth Bank Australia (2)(3)	0.26%	05/18/15	10,000,180
8,000,000	DNB Bank ASA (1)(3)	0.32%	08/24/15	7,989,850
8,000,000	Erste Abwicklungsanstalt (1)	0.21%	05/18/15	7,997,807
5,000,000	Erste Abwicklungsanstalt (1)	0.25%	06/11/15	4,997,535
8,000,000	Erste Abwicklungsanstalt (1)	0.21%	06/22/15	7,996,173
7,000,000	Fortis Funding LLC (1)(3)	0.03%	04/01/15	7,000,000
17,000,000	General Electric Capital Corp. (2)	0.24%	10/19/15	17,000,000
7,000,000	Macquarie Bank Ltd. (1)(3)	0.33%	06/10/15	6,995,508
12,000,000	Skandinaviska Enskilda Banken AB (1)(3)	0.30%	08/25/15	11,985,400
				101,962,453
	Total Commercial Paper			234,891,160

	Total Corporate Debt (Cost $234,891,160)			234,891,160

TIME DEPOSITS — 4.1%
5,922,000	Credit Agricole Corporate & Investment Bank SA	0.05%	04/01/15	5,922,000
12,000,000	Natixis SA	0.05%	04/01/15	12,000,000
5,000,000	Skandinaviska Enskilda Banken AB	0.05%	04/01/15	5,000,000

	Total Time Deposits (Cost $22,922,000)			22,922,000

	Total Investments (Cost $450,312,860)			$450,312,860

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS — 18.2%
$100,000,000	Morgan Stanley Co., LLC To be repurchased at $100,000,333 (collateralized by $130,880,809 par amount of Federal Farm Credit, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association, 0.00% to 9.00%; due 07/28/2015 to 01/20/2045; Total Fair Value $102,000,000)	0.12%	04/01/15	$100,000,000

	Total Repurchase Agreements (Cost $100,000,000)			100,000,000

	Total Investments and Repurchase Agreements — 100.0% (Cost $550,312,860) *			550,312,860

	Liabilities in excess of Other Assets — (0.0%)			(108,323)
	Net Assets — 100.0%			$550,204,537
	Net Asset Value Per Participation Certificate			$1.00

 *                   Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)              Rate disclosed represents the discount rate at the time of purchase.

(2)              Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity.

(3)              Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold n transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment adviser to the Money Market Portfolio.

NA           National Association

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2015

Par Value	Issuer	Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS — 45.8% (1)
$700,000	U.S. Treasury Bill	0.13%	12/10/15	$699,201
6,250,000	U.S. Treasury Bill	0.23%	12/10/15	6,242,863
2,300,000	U.S. Treasury Bill	0.19%	12/11/15	2,297,373
4,300,000	U.S. Treasury Bill	0.20%	02/04/16	4,292,617
3,700,000	U.S. Treasury Bill	0.20%	02/04/16	3,693,647
4,800,000	U.S. Treasury Bill	0.13%	02/07/16	4,793,352

	Total U.S. Treasury Obligations (Cost $22,017,097)			22,019,053

AGENCY OBLIGATIONS — 52.2%
129,725	Federal Home Loan Bank (2)	4.78%	01/25/17	135,583
81,645	Federal Home Loan Mortgage Corp. (2)	5.50%	10/15/17	85,311
323,347	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	339,769
372,394	Federal Home Loan Mortgage Corp. (2)	5.00%	12/01/18	393,087
397,729	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	421,688
209,627	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	220,182
171,170	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	181,059
595,358	Federal Home Loan Mortgage Corp. (2)	5.50%	11/01/21	624,221
376,359	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	400,754
293,131	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	309,313
87,852	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	91,801
213,218	Federal National Mortgage Association (2)	4.91%	06/01/15	212,901
248,000	Federal National Mortgage Association (2)	4.94%	08/01/15	249,637
643,385	Federal National Mortgage Association (2)	0.59%	08/25/15	643,574
1,179,051	Federal National Mortgage Association (2)	4.80%	09/01/15	1,180,777
399,470	Federal National Mortgage Association (2)	4.99%	10/01/15	404,444
720,000	Federal National Mortgage Association (2)	2.18%	11/01/15	722,778
996,268	Federal National Mortgage Association (2)	2.51%	11/01/15	1,003,935
195,915	Federal National Mortgage Association (2)	5.44%	11/01/15	197,371
1,000,000	Federal National Mortgage Association (2)	2.76%	01/01/16	1,012,696
86,563	Federal National Mortgage Association (2)	5.43%	02/01/16	88,459
673,224	Federal National Mortgage Association (2)	5.66%	02/01/16	685,676
1,059,615	Federal National Mortgage Association (2)	1.08%	02/25/16	1,062,684
457,324	Federal National Mortgage Association (2)	4.37%	04/01/16	470,021
716,870	Federal National Mortgage Association (2)	5.52%	05/01/16	721,770
1,328,497	Federal National Mortgage Association (2)	5.97%	08/01/16	1,398,534
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	1,006,321
411,992	Federal National Mortgage Association (2)	5.50%	09/01/18	434,234
467,409	Federal National Mortgage Association (2)	4.50%	10/01/19	492,942
347,310	Federal National Mortgage Association (2)	4.50%	07/01/20	366,305
469,352	Government National Mortgage Association	4.50%	09/15/18	491,615
269,575	Government National Mortgage Association	4.50%	06/15/19	283,361
907,669	Government National Mortgage Association	1.32%	05/16/34	902,382
137,913	Government National Mortgage Association	2.53%	06/16/34	138,077
248,360	Government National Mortgage Association	2.21%	12/16/35	249,366
86,548	Government National Mortgage Association	5.85%	07/20/58	89,518
293,508	Government National Mortgage Association	5.46%	07/20/59	308,750
307,239	Government National Mortgage Association	5.46%	08/20/59	322,198
348,632	Government National Mortgage Association	5.47%	08/20/59	363,608

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$306,799	Government National Mortgage Association	5.47%	08/20/59	$323,146
233,805	Government National Mortgage Association	5.59%	11/20/59	247,239
602,180	Government National Mortgage Association	5.50%	01/20/60	636,845
417,306	Government National Mortgage Association	5.41%	06/20/62	438,383
635,194	Government National Mortgage Association	5.40%	03/20/64	666,105
125,898	Government National Mortgage Association, CMO	2.16%	07/16/33	126,345
519,097	Government National Mortgage Association, CMO	1.70%	08/16/33	522,125
24,756	Government National Mortgage Association, CMO	2.21%	11/16/34	24,763
34,652	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	35,209
474,836	Government National Mortgage Association, CMO	2.19%	10/16/37	475,517
272,329	Government National Mortgage Association, CMO	2.00%	06/20/39	274,992
2,389	Government National Mortgage Association, CMO (3)	4.94%	02/16/44	2,390
658,598	Government National Mortgage Association, CMO	5.47%	11/20/59	692,947
299,416	National Credit Union Administration Guaranteed Notes (3)	0.55%	11/06/17	298,583
18,443	National Credit Union Administration Guaranteed Notes	1.84%	10/07/20	18,535
45,135	Small Business Administration (3)	3.58%	04/25/16	45,168
338,301	Small Business Administration (3)	3.83%	09/25/17	344,242
422,179	Small Business Administration (3)	3.08%	06/25/22	446,395
431,704	Small Business Administration (3)	3.58%	08/25/22	461,652
294,590	Small Business Administration (3)	4.11%	03/25/24	323,441

	Total Agency Obligations (Cost $25,092,105)			25,110,724

Shares
REGISTERED INVESTMENT COMPANY — 2.0%
972,129	Dreyfus Treasury & Agency Cash Management Fund			972,129

	Total Registered Investment Company (Cost $972,129)			972,129

See accompanying notes to Schedule of Investments

Fair Value
Total Investments — 100.0% (Cost $48,081,331) *	$48,101,906

Liabilities in excess of Other Assets — (0.0%)	(2,128)
Net Assets — 100.0%	$48,099,778
Net Asset Value	$10.00

*                 The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$48,081,331
Unrealized appreciation	99,210
Unrealized depreciation	(78,635)
Net unrealized appreciation	$20,575

(1)         Rate disclosed represents the discount rate at the time of purchase.

(2)         These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(3)         Variable or floating rate security. Rate disclosed is as of March 31, 2015.

CMO          Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2015

Par Value	Issuer	Interest Rate	Maturity	Fair Value
U.S. TREASURY OBLIGATIONS — 16.0% (1)
$13,250,000	U.S. Treasury Bill	0.19%	02/04/16	$13,227,250
23,300,000	U.S. Treasury Note	0.63%	07/15/16	23,370,995

	Total U.S. Treasury Obligations (Cost $36,586,361)			36,598,245

COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.9%
1,240,486	Banc of America Commercial Mortgage Trust (2)	5.38%	09/10/45	1,270,572
2,097,000	Banc of America Commercial Mortgage Trust	5.39%	09/10/47	2,116,419
897,330	Banc of America Merrill Lynch Commercial Mortgage, Inc.	4.67%	07/10/43	897,992
33,329	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	33,383
1,648,232	Citigroup/Deutsche Bank Commercial Mortgage Trust (2)	5.30%	01/15/46	1,679,886
500,000	Comm 2014-BBG Mortgage Trust (2)(3)	0.98%	03/15/29	490,882
732,876	Commercial Mortgage Pass Through Certificates	5.47%	09/15/39	766,009
2,478,344	Commercial Mortgage Trust (2)	5.22%	04/10/37	2,496,632
405,478	Commercial Mortgage Trust	5.70%	12/10/49	406,740
1,700,000	GS Mortgage Securities Trust (2)	5.55%	04/10/38	1,727,552
600,405	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	4.94%	08/15/42	602,229
1,093,701	JP Morgan Chase Commercial Mortgage Securities Corp. (2)	5.48%	12/12/44	1,116,423
193,228	LB-UBS Commercial Mortgage Trust	4.74%	07/15/30	193,432
177,194	LB-UBS Commercial Mortgage Trust	4.57%	01/15/31	180,261
963,927	LB-UBS Commercial Mortgage Trust	5.16%	02/15/31	977,929
1,550,000	Merrill Lynch Mortgage Trust (2)	5.86%	05/12/39	1,598,580
405,212	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.01%	08/12/49	407,798
12,530	Merrill Lynch/Countrywide Commercial Mortgage Trust (2)	6.04%	08/12/49	12,527
718,442	Morgan Stanley Capital I Trust (2)	5.23%	09/15/42	720,574
1,726,954	Morgan Stanley Capital I Trust (2)	5.65%	10/15/42	1,758,441
2,399,184	Morgan Stanley Capital I Trust (2)	5.41%	03/12/44	2,435,717
534,584	Morgan Stanley Capital I Trust (2)	0.33%	07/12/44	531,236
23,565	Morgan Stanley Capital I Trust	5.61%	04/15/49	23,688
2,186,000	Wachovia Bank Commercial Mortgage Trust (2)	5.18%	07/15/42	2,202,660
357,166	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	363,502
2,440,542	Wachovia Bank Commercial Mortgage Trust (2)	5.56%	03/15/45	2,501,439
592,618	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	622,358
891,527	Wachovia Bank Commercial Mortgage Trust (2)	5.70%	06/15/49	895,191
584,011	Wachovia Bank Commercial Mortgage Trust (2)	5.71%	06/15/49	585,481

	Total Commercial Mortgage-Backed Securities (Cost $29,802,678)			29,615,533

ASSET-BACKED SECURITIES — 35.9%
3,391	AEP Texas Central Transition Funding LLC	5.09%	07/01/17	3,429
2,000,000	Ally Master Owner Trust (3)	4.59%	04/15/17	2,002,808

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$845,000	Ally Master Owner Trust	1.21%	06/15/17	$846,060
500,000	Ally Master Owner Trust (2)	0.65%	01/15/19	500,752
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,115,460
1,072,000	American Express Credit Account Master Trust	0.77%	05/15/18	1,072,710
2,250,000	American Express Credit Account Master Trust	0.98%	05/15/19	2,253,964
1,320,000	American Express Issuance Trust II (2)	0.62%	02/15/19	1,314,287
644,392	AmeriCredit Automobile Receivables Trust	0.65%	12/08/17	644,077
1,500,000	Americredit Automobile Receivables Trust	1.69%	11/08/18	1,508,551
1,888,000	Americredit Automobile Receivables Trust	1.57%	01/08/19	1,888,210
1,356,063	ARI Fleet Lease Trust (2)(3)	0.48%	01/15/21	1,353,616
685,000	ARI Fleet Lease Trust (3)	0.92%	07/15/21	685,776
1,091,411	ARI Fleet Lease Trust (3)	0.81%	11/15/22	1,091,168
900,000	Bank of America Credit Card Trust (2)	0.44%	09/16/19	900,605
650,000	Barclays Dryrock Issuance Trust (2)	0.53%	12/16/19	649,447
2,000,000	Cabela’s Credit Card Master Note Trust (3)	2.39%	06/17/19	2,035,742
1,800,000	Cabela’s Credit Card Master Note Trust (2)(3)	0.71%	02/18/20	1,805,267
500,000	Cabela’s Credit Card Master Note Trust (2)	0.52%	03/16/20	500,249
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	500,251
2,000,000	Capital One Multi-Asset Execution Trust	0.63%	11/15/18	1,999,412
433,000	Capital One Multi-Asset Execution Trust (2)	0.46%	01/15/19	431,868
1,195,000	Capital One-Multi-Asset Execution Trust	0.96%	09/16/19	1,196,973
2,000,000	CarMax Auto Owner Trust	1.76%	08/15/17	2,017,324
295,092	CarMax Auto Owner Trust	0.60%	10/16/17	295,089
1,575,000	Carmax Auto Owner Trust	2.20%	10/16/17	1,594,645
1,070,000	CarMax Auto Owner Trust	0.79%	04/16/18	1,068,110
2,000,000	Carmax Auto Owner Trust	0.80%	07/16/18	1,999,026
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	301,298
686,000	Chase Issuance Trust (2)	0.43%	04/15/19	682,217
1,030,000	Chase Issuance Trust (2)	0.64%	04/15/19	1,026,062
2,600,000	CIT Equipment Collateral (3)	1.13%	07/20/20	2,605,197
14,004	CIT Marine Trust	6.25%	11/15/19	14,011
1,670,000	Citibank Credit Card Issuance Trust	0.73%	02/07/18	1,671,288
3,500,000	Citibank Credit Card Issuance Trust	5.30%	03/15/18	3,655,771
395,000	CNH Equipment Trust	2.46%	05/15/18	398,694
388,919	CNH Equipment Trust	0.69%	06/15/18	389,097
1,091,404	CNH Equipment Trust	0.69%	08/15/18	1,091,503
1,610,000	CNH Equipment Trust	0.91%	05/15/19	1,609,247
700,000	Discover Card Execution Note Trust	0.86%	11/15/17	700,367
850,000	Discover Card Execution Note Trust	0.69%	08/15/18	850,354
643,396	Fifth Third Auto Trust	0.88%	10/16/17	644,674
1,535,000	Fifth Third Auto Trust	0.68%	04/16/18	1,535,149
315,000	Ford Credit Auto Owner Trust	2.27%	01/15/17	317,632
2,000,000	Ford Credit Auto Owner Trust	2.54%	05/15/17	2,022,156
500,000	Ford Credit Auto Owner Trust	3.21%	07/15/17	501,391
500,000	Ford Credit Auto Owner Trust	2.40%	11/15/17	508,121
750,000	Ford Credit Auto Owner Trust	2.94%	07/15/18	766,984
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,117,362
735,000	Ford Credit Floorplan Master Owner Trust	1.29%	06/15/17	735,859
715,000	Ford Credit Floorplan Master Owner Trust A	1.37%	01/15/18	716,862
300,000	GE Capital Credit Card Master Note Trust (2)	1.03%	06/15/18	300,074
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	450,543
1,000,000	GE Dealer Floorplan Master Note Trust (2)	0.58%	04/20/18	1,000,560

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
ASSET-BACKED SECURITIES (continued)
$162,122	GE Equipment Transportation LLC	0.62%	07/25/16	$162,139
1,000,000	Huntington Auto Trust	1.18%	06/15/17	1,002,538
662,748	John Deere Owner Trust	0.60%	03/15/17	663,111
1,575,218	John Deere Owner Trust	0.99%	06/15/18	1,576,507
2,500,000	John Deere Owner Trust	0.69%	01/15/19	2,500,074
2,390,000	North Carolina State Education Assistance Authority (2)	1.06%	07/25/25	2,397,266
1,595,698	North Carolina State Education Assistance Authority (2)	1.16%	01/26/26	1,603,740
300,000	Santander Drive Auto Receivables Trust	0.87%	01/16/18	300,168
600,238	Sierra Timeshare Receivables Funding LLC (3)	2.38%	03/20/29	607,113
501,305	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	502,645
343,857	SMART Trust Australia	0.84%	09/14/16	343,986
712,935	SMART Trust Australia (2)	0.61%	01/14/17	712,864
247,006	SMART Trust Australia	0.97%	03/14/17	247,105
393,649	TAL Advantage V LLC (3)	1.70%	05/20/39	391,216
1,035,000	USAA Auto Owner Trust	0.57%	08/15/17	1,034,959
125,000	Volvo Financial Equipment LLC (3)	1.51%	08/15/17	125,197
1,700,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,711,738
635,000	World Financial Network Credit Card Master Trust	6.75%	04/15/19	641,867
675,000	World Financial Network Credit Card Master Trust (2)	0.56%	12/15/19	675,160
2,465,000	World Financial Network Credit Card Master Trust	0.91%	03/16/20	2,465,303
1,000,000	World Omni Auto Receivables Trust	0.79%	07/16/18	1,000,313
680,000	World Omni Auto Receivables Trust	0.85%	08/15/18	680,745
270,000	World Omni Auto Receivables Trust	1.06%	09/16/19	270,056
1,500,000	World Omni Automobile Lease Securitization Trust	1.40%	02/15/19	1,510,184

	Total Asset-Backed Securities (Cost $82,007,548)			82,013,343

AGENCY OBLIGATIONS — 6.9%
500,000	Federal Home Loan Bank	0.80%	02/28/17	500,528
391,617	Federal Home Loan Mortgage Corp. (4)	5.00%	06/01/25	417,001
966,732	Federal National Mortgage Association (4)	4.80%	09/01/15	968,147
2,103,692	Federal National Mortgage Association (4)	4.37%	04/01/16	2,162,097
232,255	Federal National Mortgage Association (4)	5.97%	08/01/16	244,499
802,122	Government National Mortgage Association (2)	0.42%	11/16/35	802,636
252,692	Government National Mortgage Association	2.21%	12/16/35	253,715
605,175	Government National Mortgage Association	5.46%	07/20/59	636,143
587,015	Government National Mortgage Association	5.46%	07/20/59	617,501
614,478	Government National Mortgage Association	5.46%	08/20/59	644,396
639,158	Government National Mortgage Association	5.47%	08/20/59	666,615
306,799	Government National Mortgage Association	5.47%	08/20/59	323,146
3,151,753	Government National Mortgage Association	5.62%	09/20/59	3,328,014
116,903	Government National Mortgage Association	5.59%	11/20/59	123,620
211,314	Government National Mortgage Association	5.72%	06/20/61	224,987
422,972	Government National Mortgage Association	5.16%	06/20/62	454,131

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
AGENCY OBLIGATIONS (continued)
$612,049	Government National Mortgage Association	5.41%	06/20/62	$642,962
1,244,068	Government National Mortgage Association (2)	2.44%	10/20/63	1,337,323
460,007	Small Business Administration (2)	3.83%	09/25/17	468,085
285,045	Small Business Administration (2)	2.83%	06/25/22	298,823
530,948	Small Business Administration (2)	3.58%	08/25/22	567,781

	Total Agency Obligations (Cost $15,734,791)			15,682,150

CORPORATE BONDS — 25.8%

AUTO MANUFACTURERS — 1.4%
1,700,000	Toyota Motor Credit Corp.	2.05%	01/12/17	1,736,844
1,500,000	Volkswagen International Finance NV (3)(5)	1.15%	11/20/15	1,506,379
				3,243,223
BANKS — 8.5%
250,000	American Express Credit Corp.	2.75%	09/15/15	252,454
890,000	American Express Credit Corp. (2)	0.76%	07/29/16	893,312
1,000,000	Bank of America Corp.	4.50%	04/01/15	1,000,000
500,000	Bank of America Corp.	1.50%	10/09/15	502,186
1,350,000	Bank of Nova Scotia (The) (5)	1.30%	07/21/17	1,352,934
1,400,000	BB&T Corp.	3.95%	04/29/16	1,449,696
900,000	Canadian Imperial Bank of Commerce/Canada	1.35%	07/18/16	908,012
449,000	Capital One Financial Corp.	6.15%	09/01/16	478,551
1,480,000	Citigroup, Inc. (2)	1.22%	07/25/16	1,488,324
1,750,000	Commonwealth Bank of Australia/New York (5)	1.13%	03/13/17	1,755,281
2,000,000	Credit Suisse/New York	1.38%	05/26/17	2,004,236
1,650,000	Export-Import Bank of Korea (5)	1.25%	11/20/15	1,655,356
1,500,000	Goldman Sachs Group, Inc. (The)	3.70%	08/01/15	1,514,836
1,436,000	JPMorgan Chase & Co.	3.15%	07/05/16	1,473,541
500,000	Morgan Stanley (2)	3.00%	08/30/15	504,128
715,000	Morgan Stanley (2)	3.00%	08/31/15	719,783
975,000	Toronto-Dominion Bank (The) (5)	1.13%	05/02/17	977,810
500,000	Wachovia Corp. (2)	0.60%	03/15/16	499,829
				19,430,269
BEVERAGES — 0.5%
1,098,000	Anheuser-Busch InBev Finance, Inc. (5)	0.80%	01/15/16	1,102,233
				1,102,233
CHEMICALS — 1.2%
1,000,000	Airgas, Inc.	3.25%	10/01/15	1,010,827
515,000	Airgas, Inc.	2.95%	06/15/16	526,095
1,195,000	Dow Chemical Co. (The)	2.50%	02/15/16	1,213,285
				2,750,207
COMPUTERS — 0.7%
470,000	Apple, Inc.	0.45%	05/03/16	470,231
1,000,000	Hewlett-Packard Co.	2.13%	09/13/15	1,006,341
				1,476,572

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)

DIVERSIFIED FINANCIAL SERVICES — 3.4%
$939,000	Charles Schwab Corp. (The)	0.85%	12/04/15	$941,293
500,000	ERP Operating LP	6.58%	04/13/15	500,587
1,000,000	Ford Motor Credit Co., LLC	3.98%	06/15/16	1,031,330
935,000	General Electric Capital Corp. (2)	1.01%	08/11/15	937,336
1,015,000	General Electric Capital Corp.	3.35%	10/17/16	1,055,969
1,300,000	National Rural Utilities Cooperative Finance Corp.	1.10%	01/27/17	1,305,954
992,000	Simon Property Group LP	5.10%	06/15/15	1,000,702
1,000,000	Ventas Realty LP/Ventas Capital Corp.	3.13%	11/30/15	1,014,365
				7,787,536
ELECTRIC — 1.5%
1,401,000	Exelon Corp.	4.90%	06/15/15	1,412,114
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,001,995
1,000,000	PSEG Power LLC	5.50%	12/01/15	1,030,309
				3,444,418
FOOD RETAIL — 0.4%
1,000,000	Kroger Co. (The)	2.20%	01/15/17	1,017,467
				1,017,467
INSURANCE — 0.4%
1,000,000	Principal Life Global Funding II (3)	1.13%	02/24/17	1,002,248
				1,002,248
MEDIA — 0.8%
1,500,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,737,817
				1,737,817
MINING — 1.1%
1,245,000	Rio Tinto Finance USA Ltd. (5)	2.25%	09/20/16	1,269,959
1,200,000	Vale Overseas Ltd. (5)	6.25%	01/11/16	1,243,692
				2,513,651
OIL & GAS — 1.6%
1,000,000	Anadarko Petroleum Corp.	5.95%	09/15/16	1,067,159
1,000,000	Sunoco Inc.	9.63%	04/15/15	1,002,076
1,622,000	Total Capital SA (5)	3.00%	06/24/15	1,631,456
				3,700,691
PHARMACEUTICALS — 0.7%
1,500,000	Teva Pharmaceutical Finance III LLC (5)	3.00%	06/15/15	1,507,503
				1,507,503
PIPELINES — 0.9%
1,405,000	Enterprise Products Operating LLC	3.20%	02/01/16	1,430,186
500,000	Kinder Morgan Inc.	7.00%	06/15/17	551,803
				1,981,989

See accompanying notes to Schedule of Investments

Par Value	Issuer	Interest Rate	Maturity	Fair Value
CORPORATE BONDS (continued)

RETAIL — 0.4%
$900,000	CVS Health Corp.	3.25%	05/18/15	$903,042
				903,042
TELECOMMUNICATION SERVICES — 2.3%
1,400,000	America Movil Sab de CV (5)	2.38%	09/08/16	1,424,696
1,000,000	AT&T Inc.	1.60%	02/15/17	1,003,225
1,500,000	Cisco Systems, Inc. (2)	0.54%	03/03/17	1,505,455
1,400,000	Verizon Communications, Inc.	2.00%	11/01/16	1,420,994
				5,354,370
	Total Corporate Bonds (Cost $58,894,759)			58,953,236

Shares
REGISTERED INVESTMENT COMPANY — 10.8%
24,597,434	Dreyfus Treasury & Agency Cash Management Fund	24,597,434

	Total Registered Investment Company (Cost $24,597,434)	24,597,434

	Total Investments — 108.3% (Cost $247,623,571) *	247,459,941

	Liabilities in excess of Other Assets — (8.3%)	(18,878,152)
	Net Assets — 100.0%	$228,581,789
	Net Asset Value Per Participation Certificate	$9.97

*                 The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$247,623,571
Unrealized appreciation	201,204
Unrealized depreciation	(364,834)
Net unrealized depreciation	$(163,630)

(1)         Rate disclosed represents the discount rate at the time of purchase.

(2)         Variable or floating rate security. Rate disclosed is as of March 31, 2015.

(3)         Securities exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(4)         These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(5)         Security is Domiciled in a foreign jurisdiction.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2015

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services Investment Companies”. The Fund consists of four separate diversified portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each a “Portfolio” and collectively, the “Portfolios”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts or premiums are recorded until effective maturity or sale of the security.

Fair Value Measurement:  The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2015 is as follows:

	Total Fair Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$102,577,000	$—	$102,577,000	$—

Money Market Portfolio
Investments in Securities*	$550,312,860	$—	$550,312,860	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2015

(Concluded)

	Total Fair Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$22,019,053	$—	$22,019,053	$—
Agency Obligations	25,110,724	—	25,110,724	—
Registered Investment Company	972,129	972,129	—	—
	$48,101,906	$972,129	$47,129,777	$—
Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$36,598,245	$—	$36,598,245	$—
Commercial Mortgage-Backed Securities	29,615,533	—	29,615,533	—
Asset-Backed Securities	82,013,343	—	82,013,343	—
Agency Obligations	15,682,150	—	15,682,150	—
Corporate Bonds	58,953,236	—	58,953,236	—
Registered Investment Company	24,597,434	24,597,434	—	—
	$247,459,941	$24,597,434	$222,862,507	$—

* Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended March 31, 2015, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	May 28, 2015

By:	/s/Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Financial Officer
Date:	May 28, 2015